Shareholders' Equity - Summary of Assumptions Used to Determine Fair Value of Warrants (Details) - Warrants [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Expected dividend	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Volatility	26.00%	26.00%	26.00%	26.00%
Risk-free interest rate	0.25%	0.25%	12.00%	12.00%
Maximum [Member]
Expected term	5 years	5 years	5 years	5 years
Volatility	38.00%	38.00%	38.00%	38.00%
Risk-free interest rate	1.37%	1.37%	1.14%	1.14%